Accrued Expenses and Other Liabilities (Tables)	3 Months Ended
Mar. 31, 2021
Payables and Accruals [Abstract]
Schedule of Accrued Expenses and Other Liabilities
Accrued expenses and other liabilities consisted of the following (in thousands):

	March 31, 2021	December 31, 2020
Compensation and benefits	$8,695	$8,732
Research and development costs	11,468	15,343
UCLB milestone and option	206	205
Professional fees	3,311	3,005
U.S. corporate income and local taxes	429	—
Other liabilities	574	496
Total accrued expenses and other liabilities	$24,683	$27,781